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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2009

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
 FUND                                                                 PROSPECTUS DATE      FORM #
RiverSource Inflation Protected Securities Fund                        Sept. 29, 2008   S-6280-99 G

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


Effective May 1, 2009, the Barclays Capital U.S. Treasury Inflation Notes Index is replaced with the Barclays Capital U.S. Government Inflation-Linked Bond Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the Barclays Capital U.S. Government Inflation-Linked Bond Index will be included.

BARCLAYS CAPITAL U.S. GOVERNMENT INFLATION-LINKED BOND INDEX is an unmanaged index that measures the performance of the U.S government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

BARCLAYS CAPITAL U.S. TREASURY INFLATION NOTES INDEX (FORMERLY KNOWN AS THE LEHMAN BROTHERS U.S. TREASURY INFLATION NOTES INDEX) is an unmanaged index that measures the performance of the inflation protected obligations of the U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.

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S-6280-4 A (5/09)